Derivative Instruments and Hedging Activities (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Derivatives not designated as hedges USD ($)	Dec. 31, 2013 Derivatives not designated as hedges CNY	Dec. 31, 2012 Derivatives not designated as hedges CNY	Dec. 31, 2011 Derivatives not designated as hedges CNY	Dec. 31, 2013 Foreign currency contract Cash flow hedge Derivatives designated as hedges USD ($)	Dec. 31, 2013 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2012 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2011 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2013 Interest rate swap Derivatives not designated as hedges USD ($)	Dec. 31, 2013 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2012 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges CNY
Gain (loss) on derivative instruments
Amount of Gain Recognized in Other Comprehensive Income					$ (1,262)	(7,641)	(14,839)	(18,441)
Amount of Gain Reclassified from Other Comprehensive Income into Income/Loss					(1,439)	(8,711)	(13,326)	(17,872)
Amount of Loss Recognized in Income on Derivative	$ (17)	(103)	(1,958)	(8,481)					$ (17)	(103)	(1,958)	(8,481)